Commitments and Contingencies - Other (Details) € in Thousands, SGD in Thousands, AED in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 SGD	Dec. 31, 2016 AED	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 SGD	Dec. 31, 2015 AED
Loss Contingencies [Line Items]
Rent expense under operating leases	$ 41,730	$ 36,043	$ 34,715
Prepayments and other current assets	95,885	116,004
Standby letters of credit
Loss Contingencies [Line Items]
Total outstanding balance of standby letters of credit	56,736
Performance guarantee
Loss Contingencies [Line Items]
Prepayments and other current assets	128	283			SGD 177			SGD 309
Standby letters of guarantee for port authorities
Loss Contingencies [Line Items]
Prepayments and other current assets	163	125				AED 600			AED 500
Standby letters of guarantee for transporting cargo
Loss Contingencies [Line Items]
Prepayments and other current assets	$ 69	$ 0		€ 65,270			€ 0